RELATED PARTY TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related parties
(1)	Related parties

Name of related parties	Relationship with the Group
Mr. Larry Xiangdong Chen	CEO and Chairman of the board of Directors of the Company

Beijing Youlian Global Education Technology Co., Ltd (“Beijing Youlian”)	Equity method investment investee

Summary of significant balances and transactions	The significant balances and transactions between the Group and its related parties were as follows:

(a)	Balance

	December 31,
	2018	2019
	RMB	RMB
Amounts due from:
Beijing Youlian	710	—

Total	710	—

Amounts due to:
Mr. Larry Xiangdong Chen	35,338	460

Total	35,338	460

The balances with related parties were interest-free, unsecured and repayable on demand.

(b)	Transaction

	Revenue
	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Beijing Youlian (1)	1,528	4,670	566

Total	1,528	4,670	566

	Expense
	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Beijing Youlian (2)	33	2,052	3,569

Total	33	2,052	3,569

(1)	The Group recognized revenue from providing technical service.
(2)	The Group recognized expense from receiving advertising service provided by Beijing Youlian.